Goodwill allocated in the Group’s CGUs (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Goodwill allocated in the Group’s CGUs [Line Items]
Goodwill allocated in the Group’s CGUs	₩ 3,915,163	₩ 3,873,060
Banking
Goodwill allocated in the Group’s CGUs [Line Items]
Goodwill allocated in the Group’s CGUs	823,962	781,859
Credit card
Goodwill allocated in the Group’s CGUs [Line Items]
Goodwill allocated in the Group’s CGUs	2,773,231	2,773,231
Securities
Goodwill allocated in the Group’s CGUs [Line Items]
Goodwill allocated in the Group’s CGUs	5,645	5,645
Life insurance
Goodwill allocated in the Group’s CGUs [Line Items]
Goodwill allocated in the Group’s CGUs	275,371	275,371
Others
Goodwill allocated in the Group’s CGUs [Line Items]
Goodwill allocated in the Group’s CGUs	₩ 36,954	₩ 36,954